Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Taxes on income at U.S. statutory rate			$ 83.2		$ 70.1		$ 67.6
State and local taxes, net of federal tax benefit			7.6		13.4		13.1
Effect of foreign operations			4.0		2.2		3.4
Audit settlements			0		0		3.8
Other, net			1.8	[1]	3.3	[1]	(0.1)	[1]
Provision for income taxes	$ 5.9	$ 14.9	$ 96.6		$ 89.0		$ 87.8

[1]	For 2012, other primarily reflects a charge related to the Company’s domestic production deduction.